UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08846

First Focus Funds, Inc.
(Exact name of registrant as specified in charter)

First National Bank
1620 Dodge Street
Omaha, Nebraska 68197
(Address of principal executive offices)

Daniel W. Koors
Jackson Fund Services
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and address of agent of service)

Registrant's telephone number, including area code:  (800) 662-4203

Date of fiscal year end:  March 31

Date of reporting period:  October 1, 2009 – December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedules of Investments.

First Focus FundsSM
SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

Shares/	Security
Principal Amount	Description	Value

SHORT-INTERMEDIATE BOND FUND

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED
ASSET-BACKED SECURITIES - 16.6%
$ 820,758	AmeriCredit Automobile Receivables Trust (insured by FSA Assurance),
	5.64%, 09/06/13	$ 842,895
600,000	Banc of America Commercial Mortgage Inc., 7.38%, 09/15/32 (a)	609,068
563,160	Banc of America Commercial Mortgage Inc., 5.00%, 10/10/45	567,134
890,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 09/11/41	891,871
545,283	Citimortgage Alternative Loan Trust, 5.25%, 03/25/21	449,858
574,736	Countrywide Alternative Loan Trust, 6.11%, 08/25/20 (a)	543,514
858,000	Countrywide Asset-Backed Certificates, 1.48%, 05/25/37 (a)	30,691
468,209	Credit Suisse First Boston Mortgage Securities Corp., 5.00%, 08/25/20	456,504
775,000	First Union National Bank Commercial Mortgage, 8.36%, 10/15/32 (a)	799,158
580,000	First Union National Bank Commercial Mortgage, 6.67%, 12/12/33	577,986
412,130	Home Equity Asset Trust, 0.34%, 07/25/37 (a)	393,609
671,000	LB-UBS Commercial Mortgage Trust, 6.37%, 12/15/28	700,705
850,000	LB-UBS Commercial Mortgage Trust, 6.30%, 11/15/33	879,583
737,367	MASTR Asset Securitization Trust, 5.25%, 11/25/35	661,063
449,373	Nomura Asset Acceptance Corp., 6.00%, 03/25/47 (a)	263,772
614,611	Preferred Term Securities XXIV Ltd., 0.55%, 03/22/37 (a) (g)	285,794
554,658	Residential Accredit Loans Inc., 5.50%, 01/25/34	533,467
152,146	Residential Accredit Loans Inc., 6.00%, 10/25/34	139,832
478,946	Residential Accredit Loans Inc., 5.50%, 02/25/35	385,821
807,805	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance
	Corp.), 4.02%, 03/25/33	633,253
426,089	Structured Asset Securities Corp., 5.50%, 07/25/33	423,965
500,000	Triad Auto Receivables Owner Trust (insured by AMBAC Assurance Corp.),
	5.31%, 05/13/13	517,522

Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,574,794)		11,587,065

CORPORATE BONDS AND NOTES - 39.2%
CONSUMER DISCRETIONARY - 2.1%
525,000	Stanford University, 3.63%, 05/01/14	540,120
505,000	Comcast Corp., 6.50%, 01/15/15	565,779
375,000	Mohawk Industries Inc., 6.88%, 01/15/16	373,125
		1,479,024
CONSUMER STAPLES - 2.7%
423,000	Bottling Group LLC, 4.63%, 11/15/12	453,447
448,000	Kellogg Co., 5.13%, 12/03/12	486,198
500,000	Kimberly-Clark Corp., 5.00%, 08/15/13	543,211
375,000	Wal-Mart Stores Inc., 5.00%, 04/05/12	403,400

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

		1,886,256
ENERGY - 2.7%
615,000	ConocoPhillips, 4.60%, 01/15/15	653,124
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	549,000
579,000	Occidental Petroleum Corp., 7.00%, 11/01/13	665,261
		1,867,385
FINANCIALS - 19.4%
540,000	ACE INA Holdings Inc., 5.60%, 05/15/15	579,481
585,000	American Express Credit Corp., 7.30%, 08/20/13	657,470
450,000	American Honda Finance Corp., 2.60%, 06/29/11 (a) (g)	460,621
250,000	Bank of America Corp., 0.39%, 05/21/10 (a)	249,613
890,000	Bank of New York Mellon, 6.38%, 04/01/12	962,173
600,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	645,182
615,000	Citigroup Inc., 6.50%, 08/19/13	655,094
720,000	General Electric Capital Corp., 0.51%, 09/15/14 (a)	679,282
620,000	Goldman Sachs Group Inc., 6.00%, 05/01/14	678,136
610,000	JPMorgan Chase & Co., 5.75%, 01/02/13	650,558
840,000	KeyBank NA, 3.20%, 06/15/12	871,907
410,000	Merrill Lynch & Co. Inc., 5.45%, 02/05/13	431,431
620,000	Metropolitan Life Global Funding I, 5.13%, 04/10/13 (g)	656,822
655,000	Morgan Stanley, 4.75%, 04/01/14	658,764
250,000	National City Corp., 4.00%, 02/01/11	254,688
650,000	PNC Funding Corp., 0.48%, 01/31/14 (a)	616,484
615,000	Pricoa Global Funding I, 5.45%, 06/11/14 (g)	652,540
950,000	Regions Bank, 3.25%, 12/09/11	985,804
570,000	Regions Financial Corp., 7.25%, 11/10/14	562,147
650,000	State Street Bank & Trust Co., 0.46%, 12/08/15 (a)	604,003
550,000	USB Capital IX, 6.19% (callable at 100 beginning 04/15/11) (b)	442,063
650,000	Wells Fargo Bank NA, 0.48%, 05/16/16 (a)	575,557
		13,529,820
HEALTH CARE - 0.8%
580,000	Medtronic Inc., 1.50%, 04/15/11	588,700

INDUSTRIALS - 1.3%
475,000	Textron Inc., 6.20%, 03/15/15	494,393
350,000	United Technologies Corp., 6.10%, 05/15/12	382,740
		877,133
INFORMATION TECHNOLOGY - 3.7%
525,000	CA Inc., 6.13%,12/01/14 (g)	570,789
825,000	Cisco Systems Inc., 5.25%, 02/22/11	865,695
300,000	Hewlett-Packard Co., 2.01%, 02/24/11 (a)	305,840
250,000	Hewlett-Packard Co., 2.95%, 08/15/12	255,115
520,000	International Business Machines Corp., 6.50%, 10/15/13	594,235
		2,591,674
MATERIALS - 2.3%
495,000	Dow Chemical Co., 7.60%, 05/15/14	563,257
480,000	Praxair Inc., 3.95%, 06/01/13	500,299
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	569,193
		1,632,749

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

TELECOMMUNICATION SERVICES - 0.9%
595,000	AT&T Inc., 7.30%, 11/15/11	655,137

UTILITIES - 3.3%
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	427,110
416,000	PacifiCorp, 5.45%, 09/15/13	452,972
370,000	Public Service Co. of Colorado, 7.88%, 10/01/12	424,536
575,000	South Carolina Electric & Gas Co., 6.70%, 02/01/11	604,405
380,000	Wisconsin Energy Corp., 6.50%, 04/01/11	401,980
		2,311,003

Total Corporate Bonds and Notes (cost $26,475,718)		27,418,881

GOVERNMENT AND AGENCY OBLIGATIONS - 37.7%
GOVERNMENT SECURITIES - 20.1%
Municipals - 1.4%
205,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment
	Project, 3.25%, 11/01/12	205,654
165,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment
	Project, 4.25%, 11/01/14	163,902
550,000	Nebraska Public Power District, Revenue, Series B, 4.14%, 01/01/13	577,990
		947,546
Treasury Inflation Index Securities - 3.0%
800,000	U.S. Treasury Inflation Indexed Note, 3.00%, 07/15/12 (f)	1,034,145
900,000	U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/15 (f)	1,059,683
		2,093,828
U.S. Treasury Securities - 15.7%
4,500,000	U.S. Treasury Note, 2.13%, 01/31/10	4,506,503
5,715,000	U.S. Treasury Note, 1.75%, 11/15/11	5,787,106
680,000	U.S. Treasury Note, 2.38%, 08/31/14	675,006
		10,968,615
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 17.6%
Federal Home Loan Bank - 6.1%
1,700,000	Federal Home Loan Bank, 4.88%, 05/14/10	1,729,048
1,600,000	Federal Home Loan Bank, 3.50%, 07/16/10	1,626,760
830,000	Federal Home Loan Bank, 4.50%, 09/16/13	896,027
		4,251,835
Federal Home Loan Mortgage Corp. - 6.3%
1,500,000	Federal Home Loan Mortgage Corp., 6.88%, 09/15/10	1,567,818
1,000,000	Federal Home Loan Mortgage Corp., 4.50%, 07/15/13	1,079,253
1,723,326	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 12/15/17	1,788,076
		4,435,147

Federal National Mortgage Association - 5.2%
400,000	Federal National Mortgage Association, 2.50%, 05/15/14	399,215
1,450,324	Federal National Mortgage Association REMIC, 4.00%, 09/25/10	1,471,386
1,647,399	Federal National Mortgage Association REMIC, 5.50%, 11/25/34	1,724,965
		3,595,566

Total Government and Agency Obligations (cost $25,890,351)		26,292,537

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

INVESTMENT COMPANY - 3.6%
Mutual Funds - 3.6%
88,140	Federated Institutional High-Yield Bond Fund, 0.06% (d)	839,090
1,704,712	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.02% (d)	1,704,712

Total Investment Company (cost $2,454,712)		2,543,802

Total Investments - 97.1% (cost $67,395,575)		67,842,285
Other assets in excess of liabilities - 2.9%		2,029,558
Total Net Assets - 100%		$ 69,871,843

INCOME FUND

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED
ASSET-BACKED SECURITIES - 26.0%
$ 1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.18%, 09/10/47 (a)	$ 1,323,846
601,847	Bear Stearns Asset Backed Securities Trust, 5.00%, 10/25/33	539,898
1,000,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 09/11/41	1,002,103
856,480	Citigroup Mortgage Loan Trust Inc., 6.50%, 07/25/34	763,070
545,283	Citimortgage Alternative Loan Trust, 5.25%, 03/25/21	449,858
574,736	Countrywide Alternative Loan Trust, 6.11%, 08/25/20 (a)	543,514
1,075,000	Countrywide Asset-Backed Certificates, 1.48%, 05/25/37 (a)	38,453
468,209	Credit Suisse First Boston Mortgage Securities Corp., 5.00%, 08/25/20	456,504
527,534	Credit Suisse First Boston Mortgage Securities Corp., 5.75%, 04/25/33	509,977
900,000	First Union National Bank Commercial Mortgage, 8.63%, 10/15/32 (a)	928,055
635,000	First Union National Bank Commercial Mortgage, 6.67%, 12/12/33	632,795
360,960	Home Equity Asset Trust, 0.34%, 07/25/37 (a)	344,738
925,000	LB-UBS Commercial Mortgage Trust, 6.37%, 12/15/28	965,949
1,234,000	LB-UBS Commercial Mortgage Trust, 6.30%, 11/15/33	1,276,947
680,646	MASTR Asset Securitization Trust, 5.25%, 11/25/35	610,212
486,821	Nomura Asset Acceptance Corp., 6.00%, 03/25/47 (a)	285,753
943,687	Preferred Term Securities XXI Ltd., 5.71%, 03/22/38 (c) (g)	37,747
633,969	Preferred Term Securities XXIV Ltd., 0.55%, 03/22/37 (a) (g)	294,795
580,443	Residential Accredit Loans Inc., 5.50%, 01/25/34	558,267
751,339	Residential Accredit Loans Inc., 6.00%, 10/25/34	690,527
322,637	Residential Accredit Loans Inc., 5.50%, 02/25/35	259,904
1,037,612	Residential Asset Mortgage Products Inc. (insured by Ambac Assurance
	Corp.), 4.02%, 03/25/33	813,404
468,230	Structured Asset Securities Corp., 5.50%, 07/25/33	465,895
766,132	Structured Asset Securities Corp., (insured by MBIA Assurance),
	5.30%, 09/25/33	719,804
500,000	Triad Auto Receivables Owner Trust (insured by Ambac Assurance Corp.),
	5.31%, 05/13/13	517,523

Total Non-U.S. Government Agency Asset-Backed Securities (cost $17,148,367)		15,029,538

CORPORATE BONDS AND NOTES - 30.1%

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

CONSUMER DISCRETIONARY - 2.1%
525,000	Stanford University, 3.63%, 05/01/14	540,120
310,000	Comcast Corp., 6.50%, 01/15/17	343,190
325,000	Mohawk Industries Inc., 6.88%, 01/15/16	323,375
		1,206,685
CONSUMER STAPLES - 1.2%
330,000	Bottling Group LLC, 4.13%, 06/15/15	341,280
320,000	Kimberly-Clark Corp., 6.13%, 08/01/17	354,742
		696,022
ENERGY - 1.4%
335,000	Enterprise Products Operating LLC, 6.30%, 09/15/17	360,635
400,000	Tosco Corp.	483,061
		843,696
FINANCIALS - 16.2%
605,000	American Express Co., 6.80%, 09/01/66	541,475
350,000	American Honda Finance Corp., 2.60%, 06/29/11 (a) (g)	358,261
450,000	Chubb Corp., 6.80%, 11/15/31	495,223
350,000	Citigroup Inc., 6.50%, 08/19/13	372,818
420,000	General Electric Capital Corp., 0.45%, 01/08/16 (a)	380,769
335,000	Goldman Sachs Capital I, 6.35%, 02/15/34	313,647
365,000	Goldman Sachs Group Inc., 6.25%, 09/01/17	391,431
965,000	John Deere Capital Corp., 2.88%, 06/19/12	994,409
360,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	357,682
525,000	KeyBank NA, 3.20%, 06/15/12	544,942
365,000	Merrill Lynch & Co. Inc., 5.00%, 01/15/15	371,215
425,000	Metropolitan Life Global Funding I, 5.13%, 04/10/13 (g)	450,241
350,000	Morgan Stanley, 4.75%, 04/01/14	352,011
375,000	PNC Funding Corp., 0.48%, 01/31/14 (a)	355,664
330,000	Prudential Financial Inc., 7.38%, 06/15/19	369,985
700,000	Regions Bank, 3.25%, 12/09/11	726,382
300,000	Regions Financial Corp., 7.25%, 11/10/14	295,867
375,000	State Street Bank & Trust Co., 0.46%, 12/08/15 (a)	348,463
553,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (b)	432,723
675,000	USB Capital IX, 6.19% (callable at 100 beginning 04/15/11) (b)	542,531
350,000	Wachovia Bank NA, 6.60%, 01/15/38	369,417
		9,365,156
INDUSTRIALS - 1.7%
675,000	Pitney Bowes Inc., 5.25%, 01/15/37	688,335
275,000	Textron Inc., 6.20%, 03/15/15	286,227
		974,562
INFORMATION TECHNOLOGY - 2.4%
320,000	CA Inc., 6.13%,12/01/14 (g)	347,910
335,000	Cisco Systems Inc., 5.50%, 02/22/16	367,796
300,000	Electronic Data Systems Corp., 6.00%, 08/01/13	331,626
300,000	International Business Machines Corp., 7.00%, 10/30/25	343,919
		1,391,251
MATERIALS - 1.3%
305,000	Dow Chemical Co., 8.55%, 05/15/19	363,909
325,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	389,448

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

		753,357
TELECOMMUNICATION SERVICES - 0.6%
355,000	AT&T Inc., 5.50%, 02/01/18	370,413

UTILITIES - 3.2%
315,000	Alabama Power Co., 5.50%, 10/15/17	335,599
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	427,110
590,000	Laclede Gas Co., 6.50%, 11/15/10	610,166
80,000	Laclede Gas Co., 6.50%, 10/15/12	87,319
350,000	PacifiCorp, 5.50%, 01/15/19	370,582
		1,830,776

Total Corporate Bonds and Notes (cost $17,023,292)		17,431,918

GOVERNMENT AND AGENCY OBLIGATIONS - 41.0%
GOVERNMENT SECURITIES - 12.5%
Municipals - 1.9%
335,000	Nebraska Public Power District, Series B, RB, 4.85%, 01/01/14	349,408
215,000	State of Connecticut, Public Improvements, 4.95%, 12/01/20	215,314
215,000	State of Connecticut, Public Improvements, 5.63%, 12/01/29	214,822
350,000	University of Nebraska, Series B, RB, 5.70%, 07/01/29	333,046
		1,112,590
Treasury Inflation Index Securities - 3.2%
990,000	U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (f)	1,202,795
630,000	U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19 (f)	672,692
		1,875,487
U.S. Treasury Securities - 7.4%
1,800,000	U.S. Treasury Bond, 4.25%, 05/15/39	1,688,625
2,590,000	U.S. Treasury Note, 2.38%, 08/31/14	2,570,979
		4,259,604
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 28.5%
Federal Home Loan Mortgage Corp. - 19.2%
890,000	Federal Home Loan Mortgage Corp., 5.50%, 08/15/29	927,098
856,363	Federal Home Loan Mortgage Corp. REMIC, 5.00%, 12/15/15	908,524
2,485,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 01/15/17	2,578,446
1,090,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	1,127,456
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,257,981
2,040,000	Federal Home Loan Mortgage Corp. REMIC, 5.00%, 04/15/28	2,152,630
2,030,000	Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/29	2,136,055
		11,088,190
Federal National Mortgage Association - 9.3%
575,000	Federal National Mortgage Association, 5.38%, 06/12/17	637,537
614,094	Federal National Mortgage Association, 5.50%, 11/01/16	652,935
150,748	Federal National Mortgage Association, 4.50%, 12/01/18	157,125
1,001,654	Federal National Mortgage Association, 7.50%, 08/01/22	1,123,963
304,105	Federal National Mortgage Association, 5.00%, 08/01/34	313,583
447,926	Federal National Mortgage Association, 5.50%, 08/01/37	469,739
1,315,000	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	1,332,648
654,207	Federal National Mortgage Association REMIC, 5.00%, 07/25/19	670,507

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

		5,358,037

Total Government and Agency Obligations (cost $22,637,039)		23,693,908

INVESTMENT COMPANY - 2.5%
Mutual Funds - 2.5%
88,140	Federated Institutional High-Yield Bond Fund, 0.06% (d)	839,090
602,800	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.02% (d)	602,800

Total Investment Company (cost $1,352,800)		1,441,890

Total Investments - 99.6% (cost $58,161,498)		57,597,254
Other assets in excess of liabilities - 0.4%		217,800
Total Net Assets - 100%		$ 57,815,054

BALANCED FUND

COMMON STOCKS - 73.6%
CONSUMER DISCRETIONARY - 11.4%
10,000	Aeropostale Inc. (c)	$ 340,500
20,000	Chico's FAS Inc. (c)	281,000
3,000	Chipotle Mexican Grill Inc. - Class A (c)	264,480
17,000	Comcast Corp. - Class A	286,620
6,000	DeVry Inc.	340,380
7,000	GameStop Corp. - Class A (c)	153,580
8,000	Guess? Inc.	338,400
4,500	McDonald's Corp.	280,980
5,000	NetFlix Inc. (c)	275,700
7,000	Snap-On Inc.	295,820
10,000	Tempur-Pedic International Inc. (c)	236,300
		3,093,760
CONSUMER STAPLES - 7.7%
7,500	Avon Products Inc.	236,250
5,000	Church & Dwight Co. Inc.	302,250
2,000	Colgate-Palmolive Co.	164,300
10,000	Flowers Foods Inc.	237,600
6,000	Herbalife Ltd.	243,420
12,000	Kraft Foods Inc. - Class A	326,160
10,000	Kroger Co.	205,300
6,000	Ralcorp Holdings Inc. (c)	358,260
		2,073,540
ENERGY - 6.9%
1,500	Apache Corp.	154,755
2,500	Noble Energy Inc.	178,050
3,600	Occidental Petroleum Corp.	292,860
6,000	Peabody Energy Corp.	271,260
15,000	Southern Union Co.	340,500
17,000	Williams Cos. Inc.	358,360
6,000	XTO Energy Inc.	279,180
		1,874,965

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

FINANCIALS - 4.7%
3,500	ACE Ltd. (c)	176,400
3,000	Affiliated Managers Group Inc. (c)	202,050
5,000	AFLAC Inc.	231,250
3,500	Everest Re Group Ltd.	299,880
7,000	HCC Insurance Holdings Inc.	195,790
4,000	JPMorgan Chase & Co.	166,680
		1,272,050
HEALTH CARE - 12.1%
6,000	Abbott Laboratories	323,940
4,500	Biogen Idec Inc. (c)	240,750
10,000	Catalyst Health Solutions Inc. (c)	364,700
3,000	Cerner Corp. (c)	247,320
6,000	Hospira Inc. (c)	306,000
4,000	Johnson & Johnson	257,640
3,000	Medco Health Solutions Inc. (c)	191,730
12,000	PSS World Medical Inc. (c)	270,840
7,000	Stryker Corp.	352,590
4,000	Thermo Fisher Scientific Inc. (c)	190,760
10,000	Valeant Pharmaceutical International (c)	317,900
5,000	West Pharmaceutical Services Inc.	196,000
		3,260,170
INDUSTRIALS - 8.2%
3,000	3M Co.	248,010
7,500	AGCO Corp. (c)	242,550
4,000	Alliant Techsystems Inc. (c)	353,080
4,000	Joy Global Inc.	206,360
3,000	L-3 Communications Holdings Inc.	260,850
3,000	Norfolk Southern Corp.	157,260
8,000	Pall Corp.	289,600
15,000	Quanta Services Inc. (c)	312,600
3,000	Roper Industries Inc.	157,110
		2,227,420
INFORMATION TECHNOLOGY - 15.7%
8,000	Adobe Systems Inc. (c)	294,240
10,000	Akamai Technologies Inc. (c)	253,300
10,000	Cisco Systems Inc. (c)	239,400
5,000	Citrix Systems Inc. (c)	208,050
8,000	Cognizant Technology Solutions Corp. (c)	362,400
6,000	Comtech Telecommunications Corp. (c)	210,300
10,000	Diodes Inc. (c)	204,500
3,000	Equinix Inc. (c)	318,450
3,000	Factset Research Systems Inc.	197,610
4,000	Fiserv Inc. (c)	193,920
5,500	Hewlett-Packard Co.	283,305
14,000	Intel Corp.	285,600
700	MasterCard Inc.	179,186
12,000	SRA International Inc. - Class A (c)	229,200
17,000	Symantec Corp. (c)	304,130
10,000	Tessera Technologies Inc. (c)	232,700

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

10,000	Texas Instruments Inc.	260,600
		4,256,891
MATERIALS - 2.0%
3,000	Agrium Inc. (c)	184,500
2,000	Potash Corp. of Saskatchewan Inc.	217,000
3,000	Sigma-Aldrich Corp.	151,590
		553,090
TELECOMMUNICATION SERVICES - 1.7%
8,000	AT&T Inc.	224,240
11,000	Partner Communications Co. Ltd. - ADR	223,850
		448,090
UTILITIES - 3.2%
5,000	FPL Group Inc.	264,100
15,000	MDU Resources Group Inc.	354,000
5,400	PG&E Corp.	241,110
		859,210

Total Common Stocks (cost $15,221,822)		19,919,186

CORPORATE BONDS AND NOTES - 17.1%
CONSUMER DISCRETIONARY - 1.9%
$ 500,000	Home Depot Inc., 5.40%, 03/01/16	523,430

FINANCIALS - 14.4%
400,000	American Express Credit Co., 5.88%, 05/02/13	429,264
600,000	American General Finance Corp., 6.90%, 12/15/17	416,612
500,000	Bank of America NA, 6.00%, 06/15/16	514,414
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (g)	498,609
400,000	International Lease Finance Corp., 6.38%, 03/25/13	328,872
500,000	KeyCorp, 6.50%, 05/14/13	516,069
200,000	Principal Life Global Funding I, 6.25%, 02/15/12 (g)	210,005
500,000	Regions Bank, 7.50%, 05/15/18	457,068
500,000	Wachovia Corp., 5.25%, 08/01/14	517,631
		3,888,544
INDUSTRIALS - 0.8%
200,000	ITT Corp., 4.90%, 05/01/14	209,571

Total Corporate Bonds and Notes (cost $4,725,763)		4,621,545

GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
GOVERNMENT SECURITIES - 7.5%
Municipals - 7.5%
250,000	Aurora Illinois, Series A, GO, 4.25%, 12/30/17	244,283
190,000	Denver City & County Board of Water Commission, Water Revenue
	Series A, 5.00%, 12/15/19	185,013
265,000	Hamden Connecticut, Series B, GO, 5.38%, 08/15/22	258,441
195,000	Kansas Development Finance Authority, Kansas Project Revenue,
	Series N, 5.20%, 11/01/19	188,530

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B,
	5.02%, 04/01/20	298,443
200,000	New Orleans, Louisiana, Public Improvements, Series A, 7.20%, 12/01/19	199,360
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue,
	5.69%, 01/01/17	204,303
200,000	Parker Colorado, Series A, 5.30%, COP, 11/01/18	196,334
250,000	State of Colorado, COP, 5.42%, 09/15/20	244,962

Total Government and Agency Obligations (cost $2,056,256)		2,019,669

INVESTMENT COMPANY - 2.3%
Mutual Funds - 2.3%
622,518	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.02% (d)	622,518

Total Investment Company (cost $622,518)		622,518

Total Investments - 100.5% (cost $22,626,359)		27,182,918
Liabilities in excess of other assets - (0.5%)		(122,052)
Total Net Assets - 100%		$ 27,060,866

CORE EQUITY FUND

COMMON STOCKS - 95.1%
CONSUMER DISCRETIONARY - 8.0%
158,600	Comcast Corp. - Class A	$ 2,673,996
49,600	McGraw-Hill Cos. Inc.	1,662,096
28,200	Mohawk Industries Inc. (c)	1,342,320
72,200	Walgreen Co.	2,651,184
		8,329,596
CONSUMER STAPLES - 9.7%
55,100	HJ Heinz Co.	2,356,076
33,900	Kimberly-Clark Corp.	2,159,769
50,800	PepsiCo Inc.	3,088,640
42,000	Procter & Gamble Co.	2,546,460
		10,150,945
ENERGY - 12.5%
30,500	Anadarko Petroleum Corp.	1,903,810
12,400	Apache Corp.	1,279,308
51,700	Chevron Corp.	3,980,383
40,400	Exxon Mobil Corp.	2,754,876
33,450	Peabody Energy Corp.	1,512,275
19,000	Transocean Ltd. (c)	1,573,200
		13,003,852
FINANCIALS - 13.2%
34,300	AFLAC Inc.	1,586,375
43,000	BB&T Corp.	1,090,910
27,800	Chubb Corp.	1,367,204
6,700	Goldman Sachs Group Inc.	1,131,228
65,000	JPMorgan Chase & Co.	2,708,550
42,900	MetLife Inc.	1,516,515

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

45,900	Prudential Financial Inc.	2,283,984
46,300	State Street Corp.	2,015,902
		13,700,668
HEALTH CARE - 12.0%
58,300	Abbott Laboratories	3,147,617
30,800	Amgen Inc. (c)	1,742,356
35,875	Cardinal Health Inc.	1,156,610
73,600	Medtronic Inc.	3,236,928
36,200	Thermo Fisher Scientific Inc. (c)	1,726,378
47,500	UnitedHealth Group Inc.	1,447,800
		12,457,689
INDUSTRIALS - 10.9%
46,400	3M Co.	3,835,888
74,300	Emerson Electric Co.	3,165,180
189,400	General Electric Co.	2,865,622
39,000	Jacobs Engineering Group Inc. (c)	1,466,790
		11,333,480
INFORMATION TECHNOLOGY - 21.6%
26,825	Adobe Systems Inc. (c)	986,624
125,100	Applied Materials Inc.	1,743,894
72,800	Avnet Inc. (c)	2,195,648
116,100	Cisco Systems Inc. (c)	2,779,434
34,800	Fiserv Inc. (c)	1,687,104
45,400	Hewlett-Packard Co.	2,338,554
21,700	International Business Machines Corp.	2,840,530
115,800	Microsoft Corp.	3,530,742
95,900	Texas Instruments Inc.	2,499,154
101,700	Western Union Co.	1,917,045
		22,518,729
MATERIALS - 4.2%
34,500	Air Products & Chemicals Inc.	2,796,570
14,100	Potash Corp. of Saskatchewan Inc.	1,529,850
		4,326,420
UTILITIES - 3.0%
22,600	Exelon Corp.	1,104,462
61,600	Southern Co.	2,052,511
		3,156,973

Total Common Stocks (cost $80,691,123)		98,978,352

INVESTMENT COMPANY - 4.8%
Mutual Funds - 4.8%
4,801,985	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.02% (d)	4,801,985
210,049	Federated Trust U.S. Treasury Obligations Fund, 0.01%, (d)	210,049

Total Investment Company (cost $5,012,034)		5,012,034

Total Investments - 99.9% (cost $85,703,157)		103,990,386
Other assets in excess of liabilities - 0.1%		85,668
Total Net Assets - 100%		$ 104,076,054

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

LARGE CAP GROWTH FUND

COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 13.4%
57,500	Family Dollar Stores Inc.	$ 1,600,225
101,000	Staples Inc.	2,483,590
153,500	Starbucks Corp. (c)	3,539,710
47,300	Target Corp.	2,287,901
		9,911,426
CONSUMER STAPLES - 12.8%
22,500	Colgate-Palmolive Co.	1,848,375
28,000	General Mills Inc.	1,982,680
38,000	PepsiCo Inc.	2,310,400
82,500	Safeway Inc.	1,756,425
55,000	Whole Foods Market Inc. (c)	1,509,750
		9,407,630
ENERGY - 8.3%
39,500	Kinder Morgan Management LLC (c)	2,158,280
38,000	Schlumberger Ltd.	2,473,420
41,500	Suncor Energy Inc.	1,465,365
		6,097,065
FINANCIALS - 3.1%
122,000	Charles Schwab Corp.	2,296,040

HEALTH CARE - 10.0%
37,000	Johnson & Johnson	2,383,170
23,400	Medtronic Inc.	1,029,132
54,500	Roche Holding AG - ADR	2,299,900
54,000	UnitedHealth Group Inc.	1,645,920
		7,358,122
INDUSTRIALS - 12.4%
31,000	3M Co.	2,562,770
55,500	Cintas Corp.	1,445,775
20,100	FedEx Corp.	1,677,345
46,600	Illinois Tool Works Inc.	2,236,334
42,000	Koninklijke Philips Electronics NV NYS	1,236,480
		9,158,704
INFORMATION TECHNOLOGY - 33.0%
56,600	Adobe Systems Inc. (c)	2,081,748
142,000	Cisco Systems Inc. (c)	3,399,480
110,300	Dell Inc. (c)	1,583,908
44,500	Fiserv Inc. (c)	2,157,360
45,000	Hewlett-Packard Co.	2,317,950
89,000	Intel Corp.	1,815,600
61,000	Linear Technology Corp.	1,862,940
111,000	Microsoft Corp.	3,384,390
67,500	Paychex Inc.	2,068,200
103,000	Symantec Corp. (c)	1,842,670
43,000	VMware Inc. - Class A (c)	1,822,340

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

		24,336,586
MATERIALS - 6.0%
45,000	Ecolab Inc.	2,006,550
30,000	Praxair Inc.	2,409,300
		4,415,850

Total Common Stocks (cost $63,177,078)		72,981,423

INVESTMENT COMPANY - 1.2%
Mutual Funds - 1.2%
908,185	Goldman Sachs Financial Square Funds, Prime Obligations Fund, 0.04% (d)	908,185

Total Investment Company (cost $908,185)		908,185

Total Investments - 100.2% (cost $64,085,263)		73,889,608
Liabilities in excess of other assets - (0.2%)		(154,910)
Total Net Assets - 100%		$ 73,734,698

GROWTH OPPORTUNITIES FUND

COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 14.5%
35,000	Aeropostale Inc. (c)	$ 1,191,750
70,000	Chico's FAS Inc. (c)	983,500
10,000	Chipotle Mexican Grill Inc. - Class A (c)	881,600
30,000	Coach Inc.	1,095,900
20,000	DeVry Inc.	1,134,600
50,000	GameStop Corp. - Class A (c)	1,097,000
22,000	Guess? Inc.	930,600
20,000	NetFlix Inc. (c)	1,102,800
34,400	Tempur-Pedic International Inc. (c)	812,872
		9,230,622
CONSUMER STAPLES - 11.0%
35,000	Avon Products Inc.	1,102,500
23,000	Central European Distribution Corp. (c)	653,430
15,000	Church & Dwight Co. Inc.	906,750
56,000	Flowers Foods Inc.	1,330,560
29,000	Herbalife Ltd.	1,176,530
32,000	Kroger Co.	656,960
20,000	Ralcorp Holdings Inc. (c)	1,194,200
		7,020,930
ENERGY - 5.6%
10,000	Noble Energy Inc.	712,200
10,000	Peabody Energy Corp.	452,100
60,000	Southern Union Co.	1,362,000
50,000	Williams Cos. Inc.	1,054,000
		3,580,300
FINANCIALS - 9.2%
20,000	ACE Ltd. (c)	1,008,000
15,000	Affiliated Managers Group Inc. (c)	1,010,250

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

25,000	AFLAC Inc.	1,156,250
4,804	Credit Acceptance Corp. (c)	202,248
12,000	Everest Re Group Ltd.	1,028,160
30,000	HCC Insurance Holdings Inc.	839,100
10,000	Stifel Financial Corp. (c)	592,400
		5,836,408
HEALTH CARE - 18.1%
25,000	Biogen Idec Inc. (c)	1,337,500
30,000	Catalyst Health Solutions Inc. (c)	1,094,100
20,000	Cerner Corp. (c)	1,648,800
20,000	Hospira Inc. (c)	1,020,000
40,000	Pharmaceutical Product Development Inc.	937,600
60,000	PSS World Medical Inc. (c)	1,354,200
20,000	Stryker Corp.	1,007,400
24,000	Thermo Fisher Scientific Inc. (c)	1,144,560
35,000	Valeant Pharmaceutical International (c)	1,112,650
22,000	West Pharmaceutical Services Inc.	862,400
		11,519,210

INDUSTRIALS - 11.9%
25,000	AGCO Corp. (c)	808,500
12,000	Alliant Techsystems Inc. (c)	1,059,240
28,000	Joy Global Inc.	1,444,520
12,000	L-3 Communications Holdings Inc.	1,043,400
8,000	Norfolk Southern Corp.	419,360
27,000	Pall Corp.	977,400
60,000	Quanta Services Inc. (c)	1,250,400
11,000	Roper Industries Inc.	576,070
		7,578,890
INFORMATION TECHNOLOGY - 20.2%
30,000	Adobe Systems Inc. (c)	1,103,400
60,000	Akamai Technologies Inc. (c)	1,519,800
30,000	Citrix Systems Inc. (c)	1,248,300
32,000	Cognizant Technology Solutions Corp. (c)	1,449,600
30,000	Comtech Telecommunications Corp. (c)	1,051,500
50,000	Diodes Inc. (c)	1,022,500
10,000	Equinix Inc. (c)	1,061,500
15,000	Factset Research Systems Inc.	988,050
20,000	Fiserv Inc. (c)	969,600
50,000	SRA International Inc. - Class A (c)	955,000
50,000	Symantec Corp. (c)	894,500
28,000	Tessera Technologies Inc. (c)	651,561
		12,915,311
MATERIALS - 3.9%
24,000	Agrium Inc. (c)	1,476,000
20,000	Sigma-Aldrich Corp.	1,010,600
		2,486,600
TELECOMMUNICATION SERVICES - 1.6%
50,000	Partner Communications Co. Ltd. - ADR	1,017,500

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

UTILITIES - 2.0%
55,000	MDU Resources Group Inc.	1,298,000

Total Common Stocks (cost $46,577,334)		62,483,771

INVESTMENT COMPANY - 3.0%
Mutual Funds - 3.0%
1,941,447	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.02% (d)	1,941,447

Total Investment Company (cost $1,941,447)		1,941,447

Total Investments - 101.0% (cost $48,518,781)		64,425,218
Liabilities in excess of other assets - (1.0%)		(629,652)
Total Net Assets - 100%		$ 63,795,566

SMALL COMPANY FUND

COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 12.9%
63,000	AnnTaylor Stores Corp. (c)	$ 859,320
97,400	Callaway Golf Co.	734,396
16,200	Columbia Sportswear Co.	632,448
65,400	Foot Locker Inc.	728,556
33,100	Jack in the Box Inc. (c)	651,077
21,500	Mohawk Industries Inc. (c)	1,023,400
40,650	Rosetta Stone Inc. (c)	729,668
28,950	Steiner Leisure Ltd. (c)	1,151,052
17,700	Tractor Supply Co. (c)	937,392
		7,447,309
CONSUMER STAPLES - 6.9%
39,500	Casey's General Stores Inc.	1,260,840
8,600	Chattem Inc. (c)	802,380
14,200	Church & Dwight Co. Inc.	858,390
36,700	Corn Products International Inc.	1,072,741
		3,994,351
ENERGY - 6.1%
20,500	Dresser-Rand Group Inc. (c)	648,005
12,100	Encore Acquisition Co. (c)	581,042
41,900	St. Mary Land & Exploration Co.	1,434,656
18,300	Tidewater Inc.	877,485
		3,541,188
FINANCIALS - 19.2%
17,100	Affiliated Managers Group Inc. (c)	1,151,685
28,100	Arthur J Gallagher & Co.	632,531
34,400	Assured Guaranty Ltd.	748,544
35,050	BancorpSouth Inc.	822,273
20,400	Cullen/Frost Bankers Inc.	1,020,000
13,700	Home Properties Inc.	653,627
13,900	Jones Lang LaSalle Inc.	839,560
17,700	Mack-Cali Realty Corp.	611,889

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

31,100	MB Financial Inc.	613,292
110,300	MFA Financial Inc.	810,705
11,000	RLI Corp.	585,750
36,700	Selective Insurance Group	603,715
55,200	Texas Capital Bancshares Inc. (c)	770,592
28,900	United Bankshares Inc.	577,133
53,600	Wilmington Trust Corp.	661,424
		11,102,720
HEALTH CARE - 8.6%
13,400	Edwards Lifesciences Corp. (c)	1,163,790
68,500	Odyssey HealthCare Inc. (c)	1,067,230
62,800	VCA Antech Inc. (c)	1,564,976
29,300	West Pharmaceutical Services Inc.	1,148,560
		4,944,556
INDUSTRIALS - 14.8%
57,000	Barnes Group Inc.	963,300
26,700	Carlisle Cos. Inc.	914,742
35,500	CLARCOR Inc.	1,151,620
25,700	Hubbell Inc. - Class B	1,215,610
27,800	IDEX Corp.	865,970
62,800	Insteel Industries Inc.	816,400
10,000	Mettler Toledo International Inc. (c)	1,049,900
32,700	Tennant Co.	856,413
36,800	Werner Enterprises Inc.	728,272
		8,562,227
INFORMATION TECHNOLOGY - 17.5%
21,900	Anixter International Inc. (c)	1,031,490
20,700	CACI International Inc. - Class A (c)	1,011,195
25,100	Comtech Telecommunications Corp. (c)	879,755
89,800	Daktronics Inc.	827,058
100,900	Entegris Inc. (c)	532,752
28,100	Littelfuse Inc. (c)	903,415
24,500	Micros Systems Inc. (c)	760,235
54,700	Microsemi Corp. (c)	970,925
30,400	National Instruments Corp.	895,280
60,200	Parametric Technology Corp. (c)	983,668
35,500	Park Electrochemical Corp.	981,220
9,100	Syntel Inc.	346,073
		10,123,066
MATERIALS - 6.7%
28,000	Albemarle Corp.	1,018,360
33,000	Arch Chemicals Inc.	1,019,040
23,900	Intrepid Potash Inc. (c)	697,163
19,700	Sensient Technologies Corp.	518,110
46,700	Worthington Industries Inc.	610,369
		3,863,042
UTILITIES - 3.8%
30,000	IDACORP Inc.	958,500
58,300	Westar Energy Inc.	1,266,859
		2,225,359

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

Total Common Stocks (cost $45,114,182)		55,803,818

INVESTMENT COMPANY - 3.4%
Mutual Funds - 3.4%
1,956,611	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.02% (d)	1,956,611

Total Investment Company (cost $1,956,611)		1,956,611

Total Investments - 99.9% (cost $47,070,793)		57,760,429
Other assets in excess of liabilities - 0.1%		83,989
Total Net Assets - 100%		$ 57,844,418

INTERNATIONAL EQUITY FUND

FOREIGN STOCKS - 92.7%
Australia - 9.3%
52,667	AGL Energy Ltd.	$ 665,784
38,782	Amcor Ltd.	217,234
24,480	ASX Ltd.	769,030
11,134	Australia & New Zealand Banking Group Ltd.	229,043
36,133	BHP Billiton Ltd.	1,400,851
5,353	Billabong International Ltd.	52,701
14,080	Boral Ltd.	75,323
25,801	Commonwealth Bank of Australia	1,272,396
249,442	Foster's Group Ltd.	1,233,507
1,554	Leighton Holdings Ltd.	53,248
32,289	National Australia Bank Ltd.	795,453
22,828	Orica Ltd.	534,669
16,943	QBE Insurance Group Ltd.	389,978
61,870	Westpac Banking Corp.	1,407,375
11,379	WorleyParsons Ltd.	297,514
		9,394,106
Austria - 0.1%
1,616	Voestalpine AG	59,581

Belgium - 1.7%
46,118	Belgacom SA	1,675,190

Finland - 1.6%
14,975	Fortum Oyj	407,534
42,489	Orion Oyj	917,366
11,239	Rautaruukki Oyj	260,232
		1,585,132
France - 11.1%
15,820	Bouygues SA	826,677
6,327	Carrefour SA	304,614
2,815	Casino Guichard Perrachon SA	252,521
4,641	Fonciere Des Regions	475,245
60,167	France Telecom SA	1,504,477

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

3,722	Gecina SA	406,555
2,538	LVMH Moet Hennessy Louis Vuitton SA	285,382
4,168	Neopost SA	344,832
40,585	PagesJaunes Groupe SA	454,140
13,798	Sanofi-Aventis SA	1,089,889
12,870	Schneider Electric SA	1,509,925
29,707	Total SA	1,918,003
2,808	Vallourec SA	511,802
4,431	Vinci SA	250,899
34,719	Vivendi SA	1,035,752
		11,170,713
Germany - 7.9%
46,304	BASF SE	2,905,542
10,135	Deutsche Boerse AG	842,136
7,343	K+S AG	421,475
2,714	Man AG	211,689
4,466	Muenchener Rueckversicherungs AG	697,520
30,023	RWE AG	2,938,727
		8,017,089
Greece - 0.3%
12,444	OPAP SA	273,851

Hong Kong - 1.3%
42,000	Esprit Holdings Ltd. (h)	280,314
72,700	Hang Seng Bank Ltd.	1,075,433
		1,355,747
Ireland - 0.1%
4,309	CRH Plc	117,514

Italy - 4.1%
89,976	Enel SpA	522,448
126,696	ENI SpA	3,235,286
41,911	Mediaset SpA	344,819
		4,102,553
Japan - 19.1%
40,500	AEON Credit Service Co. Ltd.	389,423
48	Central Japan Railway Co.	320,756
29,000	Daicel Chemical Industries Ltd.	169,489
29,000	Daihatsu Motor Co. Ltd.	288,193
5,900	East Japan Railway Co.	372,078
10,100	Eisai Co. Ltd.	371,100
19,000	Hikari Tsushin Inc.	342,931
39,900	Honda Motor Co. Ltd.	1,333,144
80,000	ITOCHU Corp.	586,162
321	Japan Prime Realty Investment Corp.	664,209
127	Japan Retail Fund Investment Corp.	568,962
11,400	Kansai Electric Power Co. Inc.	257,198
35,500	Konica Minolta Holdings Inc.	363,086
10,200	Kyushu Electric Power Co. Inc.	209,742
13,600	Lawson Inc.	599,055

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

103,000	Mazda Motor Corp.	234,594
17,800	Mitsubishi Corp.	440,793
47,800	Mitsubishi UFJ Financial Group Inc.	232,119
56,800	Mizuho Financial Group Inc.	101,298
23,300	Namco Bandai Holdings Inc.	222,286
23,000	NEC Corp.	59,057
3,000	Nintendo Co. Ltd.	710,357
46,000	Nippon Oil Corp.	212,505
7,800	Nippon Telegraph & Telephone Corp.	305,866
27,000	Nissan Chemical Industries Ltd.	383,186
184	Nomura Real Estate Office Fund Inc.	996,304
723	NTT DoCoMo Inc.	1,006,670
112,000	Ricoh Co. Ltd.	1,581,092
5,400	Sankyo Co. Ltd.	269,188
17,000	Sekisui House Ltd.	153,234
26,100	Shiseido Co. Ltd.	499,399
677,900	Sojitz Corp.	1,274,522
141,000	Sompo Japan Insurance Inc.	898,292
35,200	Stanley Electric Co. Ltd.	705,664
33,600	Sumitomo Corp.	340,404
3,500	Sumitomo Mitsui Financial Group Inc.	99,457
25,400	Takeda Pharmaceutical Co. Ltd.	1,045,144
6,700	Toyota Motor Corp.	279,287
13,200	Yamato Kogyo Co. Ltd.	429,695
		19,315,941
Malaysia - 0.1%
555,180	TA Global Berhad (c)	72,196

Netherlands - 1.8%
11,215	Koninklijke DSM NV	554,427
17,645	Koninklijke Philips Electronics NV	523,482
23,440	Unilever NV	765,013
		1,842,922
New Zealand - 0.8%
63,073	Fletcher Building Ltd.	366,575
164,053	SKYCITY Entertainment Group Ltd.	393,796
		760,371
Singapore - 0.4%
514,000	Singapore Post Ltd.	369,863

Spain - 4.9%
95,798	Banco de Sabadell SA	532,547
211,271	Banco Santander SA	3,500,674
14,257	Fomento de Construcciones y Contratas SA	602,342
16,680	Gas Natural SDG SA	360,970
		4,996,533
Sweden - 3.6%
35,600	Atlas Copco AB - Class A	525,150
7,700	Hennes & Mauritz AB - Class B	428,671
16,957	Holmen AB	434,716

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

131,179	Nordea Bank AB	1,339,668
20,715	Securitas AB - Class B	203,282
16,667	Svenska Handelsbanken - Class A	476,780
21,860	Telefonaktiebolaget LM Ericsson - Class B	201,809
		3,610,076
Switzerland - 3.6%
69,457	Julius Baer Holding AG	846,119
24,243	Nestle SA	1,177,551
22,402	Novartis AG	1,224,686
1,921	Zurich Financial Services AG	421,003
		3,669,359
United Kingdom - 20.9%
239,479	BBA Aviation Plc	634,125
13,267	BHP Billiton Plc	427,346
185,191	BP Plc	1,794,052
82,346	Bradford & Bingley Plc (c) (e) (f)	-
60,412	British American Tobacco Plc	1,966,914
16,384	British Land Co. Plc	126,977
36,096	Diageo Plc	631,760
43,270	Firstgroup Plc	297,619
131,193	GlaxoSmithKline Plc	2,795,014
525,665	Hays Plc	883,535
95,733	Home Retail Group Plc	436,661
205,723	HSBC Holdings Plc	2,354,347
46,148	ICAP Plc	320,395
65,531	Marks & Spencer Group Plc	425,340
201,555	Premier Farnell Plc	560,390
1,160	Reckitt Benckiser Group Plc	62,856
9,420,496	Rolls Royce Group Plc (c) (e) (f)	-
20,896	Royal Dutch Shell Plc - Class B	611,175
1,074,205	RSA Insurance Group Plc	2,091,695
22,690	Schroders Plc	487,248
50,010	Segro Plc	278,250
24,289	Severn Trent Plc	425,896
22,008	Standard Chartered Plc	559,661
173,575	Standard Life Plc	606,749
30,437	Tesco Plc	210,334
11,515	Unilever Plc	370,726
769,918	Vodafone Group Plc	1,786,344
		21,145,409

Total Foreign Stocks (cost $89,674,871)		93,534,146

PREFERRED STOCKS - 0.7%
Germany - 0.6%
7,404	Volkswagen AG, 3.15%	691,582
Malaysia - 0.1%
555,180	TA Global Berhad (c) (e)	56,783

See notes to schedules of portfolio investments

Shares/	Security
Principal Amount	Description	Value

Total Preferred Stocks (cost $625,444)		748,365

EXCHANGE TRADED FUNDS - 5.5%
135,034	iShares MSCI Emerging Market Index Fund	5,603,911

Total Exchange Traded Funds (cost $5,607,193)		5,603,911

WARRANTS - 0.0%
France - 0.0%
4,641	Fonciere Des Regions, 12/31/10 (c) (e)	3,922
Singapore - 0.0%
32,100	Tat Hong Holdings Ltd., 08/02/13 (c)	2,744

Total Warrants (cost $0)		6,666

Total Investments - 99.0% (cost $95,907,508)		99,893,088
Other assets in excess of liabilities - 1.0%		1,019,143
Total Net Assets - 100%		$ 100,912,231

(a)	Variable rate security. The rate reflected is the rate in effect at December 31, 2009.
(b)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(c)	Non-income producing security.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2009.
(e)	The security is considered illiquid according to the policies and procedures approved by the
Board of Directors (the "Board"). The total value of illiquid securities in the International
Equity Fund was 0.06% of net assets.
(f)	U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.
(g)	Security is exempt from registration under Rule144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified buyers.
This security has been deemed liquid by the Fund's investment adviser based on procedures approved by the Board.
(h)	On November 26, 2009, Espirit Holdings Ltd. declared a distribution of 1,037 bonus shares which were issued on January 15, 2010.

ABS	Asset-Backed Securities
ADR	American Depositary Receipt
AMBAC	AMBAC Indemnity Corp.
COP	Certificate of Participation
FSA	Financial Security Assurance Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance
NYS	New York Shares
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See notes to schedules of portfolio investments

First Focus FundsSM
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)

1.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by First Focus Funds, Inc. (“the Company”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Company currently offers shares of eight distinct portfolios (collectively, the “Funds” and individually, a “Fund”).

Security Valuation
The net asset value per share of each Fund is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time.  Each Fund’s net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities, and dividing the result by the number of its outstanding shares.  In valuing a Fund’s assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter securities, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  Debt securities (other than short-term investments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Each Fund’s respective investment adviser, FNB Fund Advisers (“FNB”), a separately identifiable department of First National Bank of Omaha (“FNBO”) or Tributary Capital Management, LLC (“Tributary”), a subsidiary of First National Nebraska, Inc., assists the Board of Directors (the “Board”) which is responsible for this review and determination process.  Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis.  Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board.  Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold and information as to any transactions or offers with respect to the security.  In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at measurement date (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets.
Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2009 by category for each Fund:

		Level 2
		Other Significant
	Level 1	Observable
Fund Name	Quoted Prices	Inputs	Total
Short Intermediate Bond Fund
Non-U.S. Government Agency ABS	$ -	$ 11,587,065	$ 11,587,065
Corporate Bond and Notes	-	27,418,881	27,418,881
Government and Agency Obligations	-	26,292,537	26,292,537
Investment Company	-	2,543,802	2,543,802
Total	$ -	$ 67,842,285	$ 67,842,285

Income Fund
Non-U.S. Government Agency ABS	$ -	$ 15,029,538	$ 15,029,538
Corporate Bond and Notes	-	17,431,918	17,431,918
Government and Agency Obligations	-	23,693,908	23,693,908
Investment Company	-	1,441,890	1,441,890
Total	$ -	$ 57,597,254	$ 57,597,254

Balanced Fund
Common Stocks	$ 19,919,186	$ -	$ 19,919,186
Corporate Bond and Notes	-	4,621,545	4,621,545
Government and Agency Obligations	-	2,019,669	2,019,669
Investment Company	-	622,518	622,518
Total	$ 19,919,186	$ 7,263,732	$ 27,182,918

Core Equity Fund
Common Stocks	$ 98,978,352	$ -	$ 98,978,352
Investment Company	-	5,012,034	5,012,034
Total	$ 98,978,352	$ 5,012,034	$ 103,990,386

Large Cap Growth Fund
Common Stocks	$ 72,981,423	$ -	$ 72,981,423
Investment Company	-	908,185	908,185
Total	$ 72,981,423	$ 908,185	$ 73,889,608

Growth Opportunities Fund
Common Stocks	$ 62,483,771	$ -	$ 62,483,771
Investment Company	-	1,941,447	1,941,447
Total	$ 62,483,771	$ 1,941,447	$ 64,425,218

Small Company Fund
Common Stocks	$ 55,803,818	$ -	$ 55,803,818
Investment Company	-	1,956,611	1,956,611
Total	$ 55,803,818	$ 1,956,611	$ 57,760,429

International Equity Fund
Foreign Stocks	$ 93,534,146	$ -	$ 93,534,146
Preferred Stocks	748,365	-	748,365
Exchange Traded Funds	5,603,911	-	5,603,911
Warrants	6,666	-	6,666
Total	$ 99,893,088	$ -	$ 99,893,088

Securities Transactions and Investment Income
During the period, securities transactions are accounted for no later than one business day following trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on the sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

Risk Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, all of which could adversely affect the value of those securities.  Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests.  These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Foreign Currency Exchange Contracts
The International Equity Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and change in value is recorded by a Fund as unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon delivery or receipt of the currency, realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed.  The International Equity Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  At December 31, 2009, the Fund did not hold any forward foreign currency contracts.

Foreign Currency Translation
The books and records of the Company are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis:

i.	fair value of investment securities, other assets and liabilities at the current rate of exchange
ii.	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.  The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.  Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%.  Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.  If the value of more than 50% of a Fund’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, that Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.  Whether a restricted security is illiquid or not is determined pursuant to guidelines established by the Board.  Not all restricted securities are considered illiquid.  The Funds did not hold any restricted securities as well as Rule 144A securities that have not been deemed liquid as of December 31, 2009.

2. Concentration of Credit Risk
The International Equity Fund invests in securities of foreign issuers in various countries.  These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

3. Federal Income Taxes
At December 31, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) of securities for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
Short-Intermediate Bond Fund	$ 67,747,871	$ 1,484,398	$ (1,389,984)	$ 94,414
Income Fund	58,082,635	2,472,076	(2,957,457)	(485,381)
Balanced Fund	22,597,949	5,108,538	(523,569)	4,584,969
Core Equity Fund	85,881,478	23,237,358	(5,128,450)	18,108,908
Large Cap Growth Fund	64,360,658	12,891,475	(3,362,525)	9,528,950
Growth Opportunities Fund	48,632,419	16,667,325	(874,526)	15,792,799
Small Company Fund	47,392,072	13,191,242	(2,822,885)	10,368,357
International Equity Fund	101,088,551	2,010,242	(3,205,705)	(1,195,463)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales, mark to market losses on passive foreign investment companies and tax amortization methods for premium and market discount.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Focus Funds, Inc.

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Summers
Michael A. Summers
President

Date:	March 1, 2010

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	March 1, 2010

Exhibit List

Exhibit 3(a):	Certification of the President required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Treasurer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.